Unaudited Condensed Consolidated Statements of Operations and Comprehensive (Loss)/Income - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenues		$ 17,662,340	$ 16,406,402
Cost of revenues		(8,586,365)	(7,440,338)
Gross profit		9,075,975	8,966,064
Selling expenses		(894,016)	(528,746)
General and administrative expenses		(5,862,372)	(4,598,484)
Research and development expenses		(5,685,118)	(1,448,115)
Total operating expenses		(12,441,506)	(6,575,345)
(Loss)/income from operation		(3,365,531)	2,390,719
Financial expenses, net		(45,342)	(312,437)
Other loss, net		(3,686)
Share of loss from equity method investment		(58,982)
Change in fair value of warrant liabilities		1,390,543	(336,136)
(Loss)/income before income tax expenses		(2,082,998)	1,742,146
Income tax benefits/(expenses)		397,692	(675,252)
Net (loss)/income		(1,685,306)	1,066,894
Less: net loss attributable to non-controlling interests		(13,599)
Net (loss)/income attributable to HPAI’s ordinary shareholders		(1,671,707)	1,066,894
Other comprehensive income, net of tax:
Net change in foreign currency translation adjustment		21,305
Total comprehensive (loss)/income		(1,664,001)	1,066,894
Less: total comprehensive income attributable to non-controlling interests		(13,599)
Total comprehensive (loss)/income attributable to HPAI’s ordinary shareholders		$ (1,650,402)	$ 1,066,894
(Loss)/earnings per ordinary share
Basic (in Dollars per share)		$ (0.04)	$ 0.03
Diluted (in Dollars per share)		$ (0.04)	$ 0.03
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	[1]	37,430,968	35,990,935
Diluted (in Shares)	[1]	37,430,968	35,990,935

[1]	Share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.